1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Stock Based Compensation			$ 887,607	$ 1,880,150	$ 2,186,309	$ 202,844
Weighted average number of common shares outstanding – basic and diluted	14,950,701	7,927,031	10,927,106	7,768,682	7,764,237	7,393,695
Basic and diluted loss per common share	$ (0.08)	$ (0.15)	$ (0.40)	$ (0.72)	$ (.94)	$ (0.66)
Vesting of Stock Options
Stock Based Compensation					$ 2,186,309	$ 202,844
Share-based Compensation [Member]
Basic and diluted loss per common share					$ (.28)	$ (.03)